Loan Principal and Financing Service Fee Receivables - Schedule of Aging of Past-Due Loan Principal and Financing Service Fee Receivables (Detail) - Consumer Portfolio Segment [Member] - Uncollateralized [Member]
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 681,277,296		¥ 827,811,271
Current	8,987,532,148		8,449,987,429
(USD) Total	9,668,809,444	$ 1,406,270,008	9,277,798,700	$ 1,425,971,551
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	157,516,484		413,085,874
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	114,079,283		129,866,745
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	111,590,696		103,664,840
Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	103,666,846		81,133,077
Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	99,037,153		60,811,562
Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	95,386,834		39,249,173
Loan Principal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	664,296,863		805,914,747
Current	8,882,336,723		8,343,133,619
(USD) Total	9,546,633,586	1,388,500,267	9,149,048,366	1,406,182,987
Loan Principal [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	153,188,330		401,975,318
Loan Principal [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	108,534,529		124,456,568
Loan Principal [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	104,483,171		98,289,049
Loan Principal [Member] | Financing Receivables, 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	103,666,846		81,133,077
Loan Principal [Member] | Financing Receivables, 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	99,037,153		60,811,562
Loan Principal [Member] | Financing Receivables, 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	95,386,834		39,249,173
Financing Service Fee Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	16,980,433		21,896,524
Current	105,195,425		106,853,810
(USD) Total	122,175,858	$ 17,769,741	128,750,334	$ 19,788,564
Financing Service Fee Receivables [Member] | Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	4,328,154		11,110,556
Financing Service Fee Receivables [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	5,544,754		5,410,177
Financing Service Fee Receivables [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 7,107,525		¥ 5,375,791